Income Taxes	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Income Taxes
(23) Income Taxes
(a) Income Tax Expense
Profit before income taxes and income tax expense for the years ended March 31, 2021, 2022 and 2023 consist of the following:

	Yen (millions)
	2021			2022			2023
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total
Profit (loss) before income taxes	¥(32,954)	¥947,007	¥914,053	¥(42,213)	¥1,112,403	¥1,070,190	¥(40,638)	¥920,203	¥879,565

Income tax expense (benefit):
Current taxes	7,236	174,694	181,930	9,539	277,894	287,433	12,699	353,611	366,310
Deferred taxes	(21,228)	57,907	36,679	(4,081)	26,137	22,056	(92,631)	(111,423)	(204,054)

Total	¥(13,992)	¥232,601	¥218,609	¥5,458	¥304,031	¥309,489	¥(79,932)	¥242,188	¥162,256

The benefits of deferred taxes in Japan for the year ended March 31, 2023
,
include tax benefits of ¥96,195 million resulting from the recognition of deferred tax assets previously unrecognized on tax losses, tax credits and deductible temporary differences since we consider it probable that future taxable profit would be available in the consolidated group under the Japanese Group Relief System, which consists of the Company and its certain consolidated subsidiaries in Japan.
The statutory income tax rate in Japan was approximately 30.2% for each of the years in the three-year period ended March 31, 2023. The foreign subsidiaries are subject to taxes based on income at rates ranging from 16.0% to 34.0%.
The Japanese statutory income tax rate for the years ended March 31, 2021, 2022 and
2023
differs from the average effective tax rate for the following reasons:

	2021	2022	2023
Statutory income tax rate	30.2%	30.2%	30.2%
Difference in statutory income tax rates of foreign subsidiaries	(5.2)	(4.5)	(6.3)
Effects of investments accounted for using the equity method	(9.0)	(5.7)	(4.0)
Effects of undistributed earnings and withholding taxes on royalty	7.8	7.1	11.3
Changes in unrecognized deferred tax assets	1.2	1.4	(10.3)
Effects of income and expense not taxable and deductible for tax purpose	0.3	0.0	0.1
Effects of tax credit	(1.4)	(0.9)	(2.9)
Other adjustments relating to prior years	(0.1)	(0.1)	(0.5)
Adjustments for the uncertain tax treatments on income taxes	(0.8)	0.9	0.6
Adjustments for the changes in income tax laws	0.1	0.1	(0.6)
Other	0.8	0.4	0.8

Average effective tax rate	23.9%	28.9%	18.4%

(b) Deferred Tax Assets and Deferred Tax Liabilities
The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Deferred tax assets:
Inventories	¥44,029	¥51,604
Accrued expenses	36,567	56,926
Provisions	100,408	133,007
Property, plant and equipment	27,592	27,854
Intangible assets	12,017	47,995
Retirement benefit liabilities	67,120	64,275
Carryforward of unused tax losses	67,787	108,106
Carryforward of unused tax credit	22,285	14,930
Other	103,114	109,399

Total	¥480,919	¥614,096

Deferred tax liabilities:
Property, plant and equipment	¥82,518	¥106,715
Intangible assets	195,542	182,258
Other financial assets	61,580	59,275
Operating leases	846,978	772,991
Undistributed earnings	59,650	60,914
Retirement benefit assets	68,772	56,932
Other*	65,041	146,519

Total	¥1,380,081	¥1,385,604

Net deferred tax assets (liabilities)	¥(899,162)	¥(771,508)

Explanatory note:

*	The amount of deferred tax liabilities arising from an evaluation of receivables from financial service s for tax purpose in the United States included in other as of March 31, 2023 is ¥68,005 million.

The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	2021	2022	2023
Inventories	¥(3,920)	¥(9,865)	¥(7,407)
Provisions	(10,708)	(3,491)	(27,854)
Property, plant and equipment	(6,955)	(3,738)	18,708
Retirement benefit liabilities (assets)	(10,353)	(4,991)	(4,149)
Operating leases	37,506	(35,308)	(153,429)
Undistributed earnings	(2,885)	4,198	(1,005)
Carryforward of unused tax losses	(7,695)	(1,608)	(42,172)
Carryforward of unused tax credit	15,695	16,102	9,504
Other*	25,994	60,757	3,750

Total	¥36,679	¥22,056	¥(204,054)

Explanatory note:

*	The income tax expense recognized due to the decrease of deferred tax assets arising from accrued expenses included in other as of March 31, 2022 is ¥ 27,321 million.
Honda considers the probability that a portion of, or all of, the deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit can be utilized against future taxable profits in the recognition of deferred tax assets. In assessing recoverability of deferred tax assets, management considers the scheduled reversal of deferred tax liabilities, projected future taxable profit and tax planning strategies. Based upon the level of historical taxable profit and projections for future taxable profit over the periods for which the deferred tax assets are deductible, management believes it is probable that Honda will utilize the benefits of these deferred tax assets as of March 31, 2022 and 2023. Uncertainty of estimates of future taxable profit could increase due to changes in the economic environment surrounding Honda, effects by market conditions, effects of currency fluctuations or other factors. Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period are ¥26,109 million and ¥19,414 million as of March 31, 2022 and 2023, respectively.
Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Deductible temporary differences	¥553,778	¥391,536
Carryforward of unused tax losses	693,323	532,191
Carryforward of unused tax credit	549	35,629

The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Within 1 year	¥3,603	¥13,331
Between 1 and 5 years	73,448	82,173
Between 5 and 20 years	256,340	107,052
Indefinite periods	359,932	329,635

Total	¥693,323	¥532,191

The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Within 1 year	¥147	¥5
Between 1 and 5 years	259	35,611
Between 5 and 20 years	143	13
Indefinite periods	—	—

Total	¥549	¥35,629

The aggregate amounts of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized as of March 31, 2022 and 2023 are ¥6,323,299 million and ¥6,956,545 million, respectively.